AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2025 .
Shares Value
Affiliated Investment Companies (100.0%):
Domestic Equity Funds (36.2%):
436,431 AZL Mid Cap Index Fund, Class 2 $ 9,920,085
3,752,654 AZL S&P 500 Index Fund, Class 2 102,034,654
516,746 AZL Small Cap Stock Index Fund, Class 2 6,676,359
118,631,098
Fixed Income Fund (49.7%):
16,044,465 AZL Enhanced Bond Index Fund 162,530,435
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (14.1%):
2,120,315 AZL International Index Fund, Class 2 $ 46,074,438
Total Affiliated Investment Companies (Cost $233,661,051) 327,235,971
Total Investment Securities
(Cost $233,661,051 ) — 100.0% 327,235,971
Net other assets (liabilities) — 0.0%
†
80,630
Net Assets — 100.0% $ 327,316,601
† Represents less than 0.05%.

AZL DFA Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2025 .
Shares Value
Affiliated Investment Companies (100.1%):
Domestic Equity Fund (44.1%):
16,359,472 AZL DFA U.S. Core Equity Fund $ 285,472,793
Fixed Income Fund (39.0%):
24,952,235 AZL Enhanced Bond Index Fund 252,766,142
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (17.0%):
8,628,992 AZL DFA International Core Equity Fund $ 110,278,519
Total Affiliated Investment Companies (Cost $493,652,133) 648,517,454
Total Investment Securities
(Cost $493,652,133 ) — 100.1% 648,517,454
Net other assets (liabilities) — (0.1)% (335,900)
Net Assets — 100.0% $ 648,181,554

AZL MVP Balanced Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2025 .
Shares Value
Affiliated Investment Companies ( 96 .2% ):
Domestic Equity Funds ( 34 .1% ):
939,633 AZL Mid Cap Index Fund, Class 2 $ 21,357,850
7,440,932 AZL S&P 500 Index Fund, Class 2 202,318,930
1,111,855 AZL Small Cap Stock Index Fund, Class 2 14,365,166
238,041,946
Fixed Income Fund ( 47 .8% ):
32,989,578 AZL Enhanced Bond Index Fund 334,184,423
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 14 .3% ):
4,589,969 AZL International Index Fund, Class 2 $ 99,740,021
Total Affiliated Investment Companies (Cost $555,052,197) 671,966,390
Total Investment Securities
(Cost $ 555,052,197 ) — 96 .2% 671,966,390
Net other assets (liabilities) — 3 .8% 26,888,764
Net Assets — 100.0% $ 698,855,154
Futures Contracts
At September 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/19/25 40 $ 13,477,500 $ 185,834
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/25 119 13,387,500 42,624
$ 228,458

AZL MVP DFA Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2025 .
Shares Value
Affiliated Investment Companies (95.7%):
Domestic Equity Fund (41.0%):
29,084,884 AZL DFA U.S. Core Equity Fund $ 507,531,229
Fixed Income Fund (37.9%):
46,275,468 AZL Enhanced Bond Index Fund 468,770,486
Shares Value
Affiliated Investment Companies, continued
International Equity Fund (16.8%):
16,294,457 AZL DFA International Core Equity Fund $ 208,243,165
Total Affiliated Investment Companies (Cost $977,624,039) 1,184,544,880
Total Investment Securities
(Cost $977,624,039 ) — 95.7% 1,184,544,880
Net other assets (liabilities) — 4.3% 52,795,233
Net Assets — 100.0% $ 1,237,340,113
Futures Contracts
At September 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/19/25 95 $ 32,009,063 $ 438,558
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/25 189 21,262,500 67,719
$ 506,277

AZL MVP FIAM Multi-Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2025 .
Shares Value
Affiliated Investment Company ( 95 .6% ):
Balanced Funds ( 95 .6% ):
16,130,422 AZL Fidelity Institutional Asset Management Multi-
Strategy Fund, Class 2 $ 266,635,876
Total Affiliated Investment Company (Cost $199,047,024) 266,635,876
Total Investment Securities
(Cost $ 199,047,024 ) — 95 .6% 266,635,876
Net other assets (liabilities) — 4 .4% 12,195,511
Net Assets — 100.0% $ 278,831,387
Futures Contracts
At September 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/19/25 14 $ 4,717,125 $ 65,042
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/25 65 7,312,500 23,117
$ 88,159

AZL MVP Global Balanced Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Amounts shown as “—“ are either $0 or round to less than $1.
Percentages indicated are based on net assets as of September 30, 2025 .
Shares Value
Private Placements (0.0%
†
):
Health Care Providers & Services (0.0%
†
):
145,123 Grand Rounds, Inc., Series C, 0.00%*(a)(b) $ 127,708
Household Durables (0.0%
†
):
23,389 Jawbone, 0.00%*(a)(b) —
Paper & Forest Products (0.0%
†
):
386,370 Quintis Pty, Ltd., 0.00%*(a)(b) 3
Total Private Placements (Cost $653,277) 127,711
Principal Amount
Convertible Bond (0.0%
†
):
Food Products (0.0%
†
):
$ 400,000 REI Agro, Ltd., Registered Shares, 5.50%,
11/13/14*(a)(b)(c) —
Total Convertible Bond (Cost $—) —
Principal Amount Value
Corporate Bonds (0.0%
†
):
Paper & Forest Products (0.0%
†
):
$ 52,331 Quintis Australia Pty, Ltd., 7.50%, 10/1/26, Callable
11/2/25 @ 100*(a)(b) $ 5,364
730,672 Quintis Australia Pty, Ltd., 12.00%, 10/1/28,
Callable 11/2/25 @ 106*(a)(b) —
Total Corporate Bonds (Cost $783,003) 5,364
Shares
Affiliated Investment Companies (95.9%):
Fixed Income Fund (47.9%):
20,095,041 AZL Enhanced Bond Index Fund 203,562,761
International Equity Fund (48.0%):
9,848,499 AZL MSCI Global Equity Index Fund, Class 2 204,651,805
Total Affiliated Investment Companies (Cost $321,104,280) 408,214,566
Total Investment Securities
(Cost $322,540,560 ) — 95.9% 408,347,641
Net other assets (liabilities) — 4.1% 17,661,266
Net Assets — 100.0% $ 426,008,907
† Represents less than 0.05%.
* Non-income producing security.
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of September 30, 2025.
(c) Defaulted bond.
Futures Contracts
At September 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/19/25 26 $ 8,760,375 $ 120,844
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/25 79 8,887,500 29,255
$ 150,099

AZL MVP Growth Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2025 .
Shares Value
Affiliated Investment Companies ( 95 .0% ):
Domestic Equity Funds ( 51 .0% ):
3,635,665 AZL Mid Cap Index Fund, Class 2 $ 82,638,660
27,707,426 AZL S&P 500 Index Fund, Class 2 753,364,906
4,387,964 AZL Small Cap Stock Index Fund, Class 2 56,692,494
892,696,060
Fixed Income Fund ( 22 .6% ):
39,003,363 AZL Enhanced Bond Index Fund 395,104,064
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 21 .4% ):
17,190,597 AZL International Index Fund, Class 2 $ 373,551,666
Total Affiliated Investment Companies (Cost $1,104,982,083) 1,661,351,790
Total Investment Securities
(Cost $ 1,104,982,083 ) — 95 .0% 1,661,351,790
Net other assets (liabilities) — 5 .0% 86,961,145
Net Assets — 100.0% $ 1,748,312,935
Futures Contracts
At September 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/19/25 194 $ 65,365,875 $ 898,550
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/25 193 21,712,500 71,573
$ 970,123

AZL MVP Moderate Index Strategy Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2025 .
Shares Value
Affiliated Investment Companies ( 95 .4% ):
Domestic Equity Funds ( 40 .8% ):
485,592 AZL Mid Cap Index Fund, Class 2 $ 11,037,511
4,021,854 AZL S&P 500 Index Fund, Class 2 109,354,215
616,408 AZL Small Cap Stock Index Fund, Class 2 7,963,991
128,355,717
Fixed Income Fund ( 38 .0% ):
11,799,809 AZL Enhanced Bond Index Fund 119,532,067
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 16 .6% ):
2,412,614 AZL International Index Fund, Class 2 $ 52,426,103
Total Affiliated Investment Companies (Cost $234,173,589) 300,313,887
Total Investment Securities
(Cost $ 234,173,589 ) — 95 .4% 300,313,887
Net other assets (liabilities) — 4 .6% 14,582,752
Net Assets — 100.0% $ 314,896,639
Futures Contracts
At September 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/19/25 26 $ 8,760,375 $ 120,792
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/25 52 5,850,000 18,275
$ 139,067

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Schedule of Portfolio Investments
September 30, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of September 30, 2025 .
Shares Value
Affiliated Investment Companies (95.1%):
Domestic Equity Funds (77.2%):
10,006,587 AZL S&P 500 Index Fund, Class 2 $ 272,079,108
25,793,619 AZL T. Rowe Price Capital Appreciation Fund 502,975,579
775,054,687
Shares Value
Affiliated Investment Companies, continued
Fixed Income Fund (17.9%):
17,747,480 AZL Enhanced Bond Index Fund $ 179,781,976
Total Affiliated Investment Companies (Cost $733,209,220) 954,836,663
Total Investment Securities
(Cost $733,209,220 ) — 95.1% 954,836,663
Net other assets (liabilities) — 4.9% 49,400,826
Net Assets — 100.0% $ 1,004,237,489
Futures Contracts
At September 30, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar) 12/19/25 89 $ 29,987,438 $ 413,533
U.S. Treasury 10-Year Note December Futures (U.S. Dollar) 12/19/25 177 19,912,500 65,407
$ 478,940

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUND TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)

1. Related Party Transactions
Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At
September 30, 2025, the following investments in underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments.
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/25
Shares
as of
09/30/25
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund $ 167,169,124 $ 2,689,711 $ (16,544,558) $ (2,419,244) $ 11,635,402 $ 162,530,435 16,044,465
AZL International Index Fund,
Class 2 45,253,594 14,730 (9,540,507) 1,935,779 8,410,842 46,074,438 2,120,315
AZL Mid Cap Index Fund, Class 2 10,318,624 631,078 (1,641,655) 229,654 382,384 9,920,085 436,431
AZL S&P 500 Index Fund, Class 2 103,147,864 5,902,561 (21,033,548) 5,309,288 8,708,489 102,034,654 3,752,654
AZL Small Cap Stock Index Fund,
Class 2 6,991,253 560,250 (1,231,283) 202,999 153,140 6,676,359 516,746
$ 332,880,459 $ 9,798,330 $ (49,991,551) $ 5,258,476 $ 29,290,257
$ 327,235,971
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/25
Shares
as of
09/30/25
AZL DFA Multi-Strategy Fund
AZL DFA International Core Equity
Fund $ 107,830,064 $ — $ (24,753,206) $ 1,754,774 $ 25,446,887 $ 110,278,519 8,628,992
AZL DFA U.S. Core Equity Fund 285,983,124 12,985,982 (47,758,118) 6,850,437 27,411,368 285,472,793 16,359,472
AZL Enhanced Bond Index Fund 267,018,997 183,498 (28,825,617) 602,123 13,787,141 252,766,142 24,952,235
$ 660,832,185 $ 13,169,480 $ (101,336,941) $ 9,207,334 $ 66,645,396
$ 648,517,454
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/25
Shares
as of
09/30/25
AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund $ 350,111,957 $ — $ (34,938,426) $ (3,737,017) $ 22,747,909 $ 334,184,423 32,989,578
AZL International Index Fund,
Class 2 100,108,056 — (22,921,277) 3,173,919 19,379,323 99,740,021 4,589,969
AZL Mid Cap Index Fund, Class 2 21,6 89,065 1,469,965 (3,112,525) 403,200 908,145 21,357,850 939,633
AZL S&P 500 Index Fund, Class 2 206,817,218 12,420,650 (44,451,127) 7,856,872 19,675,317 202,318,930 7,440,932
AZL Small Cap Stock Index Fund,
Class 2 14,443,473 1,272,202 (2,088,764) 193,984 544,271 14,365,166 1,111,855
$ 693,169,769 $ 15,162,817 $ (107,512,119) $ 7,890,958 $ 63,254,965
$ 671,966,390
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/25
Shares
as of
09/30/25
AZL MVP DFA Multi-Strategy Fund
AZL DFA International Core Equity
Fund $ 210,253,639 $ — $ (54,384,032) $ 3,924,887 $ 48,448,671 $ 208,243,165 16,294,457
AZL DFA U.S. Core Equity Fund 521,652,873 23,811,662 (97,964,695) 9,768,866 50,262,523 507,531,229 29,084,884
AZL Enhanced Bond Index Fund 496,168,465 — (54,173,903) 137,462 26,638,462 468,770,486 46,275,468
$ 1,228,074,977 $ 23,811,662 $ (206,522,630) $ 13,831,215 $ 125,349,656
$ 1,184,544,880
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/25
Shares
as of
09/30/25
AZL MVP FIAM Multi-Strategy Fund
AZL Fidelity Institutional Asset
Management Multi-Strategy
Fund, Class 2 $ 281,458,614 $ 3,512,691 $ (42,306,054) $ 7,428,774 $ 16,541,851 $ 266,635,876 16,130,422

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUND TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)

Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/25
Shares
as of
09/30/25
AZL MVP Global Balanced Index Strategy
Fund
AZL Enhanced Bond Index Fund $ 216,921,097 $ 55,053 $ (25,163,400) $ (3,703,597) $ 15,453,608 $ 203,562,761 20,095,041
AZL MSCI Global Equity Index Fund,
Class 2 213,595,597 6,911,783 (49,235,913) 17,154,648 16,225,690 204,651,805 9,848,499
$ 430,516,694 $ 6,966,836 $ (74,399,313) $ 13,451,051 $ 31,679,298
$ 408,214,566
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/25
Shares
as of
09/30/25
AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund $ 441,903,068 $ — $ (69,684,791) $ (9,113,331) $ 31,999,118 $ 395,104,064 39,003,363
AZL International Index Fund,
Class 2 378,673,601 — (89,644,164) 16,790,718 67,731,511 373,551,666 17,190,597
AZL Mid Cap Index Fund, Class 2 84,611,702 — (6,320,534) 1,052,908 3,294,584 82,638,660 3,635,665
AZL S&P 500 Index Fund, Class 2 786,869,284 58,899 (131,132,416) 35,535,098 62,034,041 753,364,906 27,707,426
AZL Small Cap Stock Index Fund,
Class 2 56,994,906 — (2,410,864) 303,181 1,805,271 56,692,494 4,387,964
$ 1,749,052,561 $ 58,899 $ (299,192,769) $ 44,568,574 $ 166,864,525
$ 1,661,351,790
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/25
Shares
as of
09/30/25
AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund $ 128,943,747 $ — $ (16,373,132) $ (1,889,516) $ 8,850,968 $ 119,532,067 11,799,809
AZL International Index Fund,
Class 2 54,231,035 — (13,900,429) 2,778,878 9,316,619 52,426,103 2,412,614
AZL Mid Cap Index Fund, Class 2 11,625,078 605,241 (1,837,518) 319,983 324,727 11,037,511 485,592
AZL S&P 500 Index Fund, Class 2 115,279,762 4,749,959 (25,401,539) 5,677,687 9,048,346 109,354,215 4,021,854
AZL Small Cap Stock Index Fund,
Class 2 8,282,384 579,243 (1,267,886) 209,870 160,380 7,963,991 616,408
$ 318,362,006 $ 5,934,443 $ (58,780,504) $ 7,096,902 $ 27,701,040
$ 300,313,887
Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
09/30/25
Shares
as of
09/30/25
AZL MVP T. Rowe Price Capital Appreciation
Plus Fund
AZL Enhanced Bond Index Fund $ 195,638,116 $ 1,034,813 $ (27,321,785) $ (4,376,873) $ 14,807,705 $ 179,781,976 17,747,480
AZL S&P 500 Index Fund, Class 2 288,814,630 1,599,015 (55,413,657) 25,665,499 11,413,621 272,079,108 10,006,587
AZL T. Rowe Price Capital
Appreciation Fund 540,887,047 — (86,851,200) 9,297,789 39,641,943 502,975,579 25,793,619
$ 1,025,339,793 $ 2,633,828 $ (169,586,642) $ 30,586,415 $ 65,863,269
$ 954,836,663

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUND TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
September 30, 2025 (Unaudited)

2. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2025 are identified below.
AZL MVP Global Balanced Index Strategy Fund
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or Principal
Amount ($) Value
Percentage of Net
Assets
Grand Rounds, Inc., Series C
3/31/15 $ 399,608 145,123 $ 127,708 0.03%
Jawbone
1/24/17 – 23,389 – 0.00%
Quintis Australia Pty, Ltd. , 7.50% , 10/1/26 , Callable 11/2/25 @ 100
10/25/18 52,331 52,331 5,364 0.00%
Quintis Australia Pty, Ltd. , 12.00% , 10/1/28 , Callable 11/2/25 @ 106
10/25/18 730,672 730,672 – 0.00%
Quintis Pty, Ltd.
10/25/18 253,669 386,370 3 0.00%
REI Agro, Ltd., Registered Shares , 5.50% , 11/13/14
2/7/12 – 400,000 – 0.00%
(a) Acquisition date represents the initial purchase date of the security.